Schedule of Investments (unaudited) August 31, 2022	BlackRock Sustainable Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Curtiss-Wright Corp.	4,647	$683,992
HEICO Corp.	24,365	3,710,789
HEICO Corp., Class A	21,682	2,657,780
Hexcel Corp.	2,988	175,306
Textron, Inc.	51,140	3,190,113

		10,417,980

Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	24,057	2,746,107
Expeditors International of Washington, Inc.	8,381	862,321
FedEx Corp.	14,909	3,142,966
United Parcel Service, Inc., Class B	799	155,413

		6,906,807

Automobiles — 2.1%
General Motors Co.	6,342	242,328
Tesla, Inc.(a)	49,068	13,523,631

		13,765,959

Banks — 2.9%
Bank of America Corp.	260,960	8,770,865
Huntington Bancshares, Inc.	193,529	2,593,289
JPMorgan Chase & Co.	63,812	7,257,339
Regions Financial Corp.	23,444	508,031

		19,129,524

Beverages — 2.7%
Brown-Forman Corp., Class B	64,651	4,700,128
Coca-Cola Europacific Partners PLC	33,939	1,668,781
PepsiCo, Inc.	67,894	11,696,099

		18,065,008

Biotechnology — 1.8%
AbbVie, Inc.	14,296	1,922,240
Amgen, Inc.	14,094	3,386,788
Biogen, Inc.(a)	4,306	841,306
BioMarin Pharmaceutical, Inc.(a)	5,185	462,502
Gilead Sciences, Inc.	76,007	4,824,164
Seagen, Inc.(a)	1,291	199,189
United Therapeutics Corp.(a)	518	117,389
Vertex Pharmaceuticals, Inc.(a)	605	170,465

		11,924,043

Building Products — 0.9%
Builders FirstSource, Inc.(a)	1,872	109,718
Fortune Brands Home & Security, Inc.	15,625	959,844
Johnson Controls International PLC	31,031	1,680,018
Owens Corning	21,930	1,792,339
Trane Technologies PLC	7,764	1,196,199

		5,738,118

Capital Markets — 1.2%
Bank of New York Mellon Corp.	109,786	4,559,413
Blackstone, Inc.	2,600	244,244
Cboe Global Markets, Inc.	6,800	802,196
CME Group, Inc.	804	157,270
Intercontinental Exchange, Inc.	11,209	1,130,428
Northern Trust Corp.	9,012	856,951

		7,750,502

Chemicals — 2.3%
Corteva, Inc.	4,191	257,453
Ecolab, Inc.	26,240	4,298,899
FMC Corp.	56,070	6,060,046

Security	Shares	Value

Chemicals (continued)
Linde PLC(a)	14,641	$4,141,353
Mosaic Co.	16,884	909,541
Valvoline, Inc.	2,641	76,774

		15,744,066

Commercial Services & Supplies — 0.4%
Tetra Tech, Inc.	17,577	2,387,132

Communications Equipment — 0.2%
Juniper Networks, Inc.	51,759	1,470,991
Lumentum Holdings, Inc.(a)	2,579	215,475

		1,686,466

Construction & Engineering — 0.5%
AECOM	46,639	3,411,643

Consumer Finance — 2.2%
Ally Financial, Inc.	33,528	1,113,129
American Express Co.	59,087	8,981,224
Capital One Financial Corp.	25,140	2,660,315
Discover Financial Services	4,398	441,955
Synchrony Financial	43,796	1,434,319

		14,630,942

Diversified Consumer Services — 0.2%
H&R Block, Inc.	15,188	683,460
Terminix Global Holdings, Inc.(a)	15,736	671,140

		1,354,600

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(a)	18,033	5,063,666
Voya Financial, Inc.	41,085	2,527,960

		7,591,626

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	18,855	330,717
Verizon Communications, Inc.	57,011	2,383,630

		2,714,347

Electric Utilities — 1.4%
Edison International	99,430	6,738,371
Entergy Corp.	6,378	735,384
Exelon Corp.	37,321	1,638,765

		9,112,520

Electrical Equipment — 0.1%
Acuity Brands, Inc.	2,060	337,696
Generac Holdings, Inc.(a)	1,582	348,688

		686,384

Electronic Equipment, Instruments & Components — 0.3%
Avnet, Inc.	1,776	77,949
Flex Ltd.(a)	94,563	1,684,167
Zebra Technologies Corp., Class A(a)	1,175	354,427

		2,116,543

Energy Equipment & Services — 0.2%
Halliburton Co.	50,329	1,516,413
Patterson-UTI Energy, Inc.	4,673	69,628

		1,586,041

Entertainment(a) — 0.1%
Live Nation Entertainment, Inc.	4,674	422,343
ROBLOX Corp., Class A	6,610	258,517
Roku, Inc.	2,173	147,764
Warner Bros Discovery, Inc.	5,621	74,422

		903,046

1

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 3.4%
American Tower Corp.	9,302	$2,363,173
Brixmor Property Group, Inc.	104,119	2,236,476
Crown Castle, Inc.	25,353	4,331,053
Digital Realty Trust, Inc.	13,948	1,724,391
Equinix, Inc.	5,611	3,688,503
Equity Residential	2,784	203,733
Essex Property Trust, Inc.	1,539	407,928
Prologis, Inc.	32,467	4,042,466
SBA Communications Corp.	6,996	2,275,449
Simon Property Group, Inc.	16,456	1,678,183

		22,951,355

Food & Staples Retailing — 0.2%
Walmart, Inc.	11,464	1,519,553

Food Products — 1.1%
Archer-Daniels-Midland Co.	14,475	1,272,207
General Mills, Inc.	42,571	3,269,453
Hershey Co.	4,528	1,017,306
Mondelez International, Inc., Class A	28,373	1,755,154

		7,314,120

Gas Utilities — 0.0%
Atmos Energy Corp.	2,005	227,327

Health Care Equipment & Supplies — 1.9%
Align Technology, Inc.(a)	5,718	1,393,477
Boston Scientific Corp.(a)	210,992	8,505,088
Edwards Lifesciences Corp.(a)	12,517	1,127,782
IDEXX Laboratories, Inc.(a)	2,162	751,554
Medtronic PLC	5,411	475,735
Penumbra, Inc.(a)	3,330	546,686

		12,800,322

Health Care Providers & Services — 3.4%
AmerisourceBergen Corp.	14,065	2,061,366
Cigna Corp.	10,298	2,918,968
CVS Health Corp.	25,832	2,535,411
Elevance Health, Inc.	15,061	7,306,242
McKesson Corp.	4,162	1,527,454
UnitedHealth Group, Inc.	11,816	6,136,403

		22,485,844

Health Care Technology — 0.1%
Teladoc Health, Inc.(a)	20,732	643,936

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	23,281	5,873,331
Royal Caribbean Cruises Ltd.(a)	31,784	1,298,376
Travel & Leisure Co.	101,344	4,296,986

		11,468,693

Household Durables — 0.2%
TopBuild Corp.(a)	4,119	756,907
Whirlpool Corp.	4,066	636,736

		1,393,643

Household Products — 2.2%
Colgate-Palmolive Co.	83,930	6,564,165
Procter & Gamble Co.	60,272	8,313,920

		14,878,085

Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc., Class C	91,041	3,377,621
Sunnova Energy International, Inc.(a)	28,163	710,271

		4,087,892

Security	Shares	Value

Industrial Conglomerates — 0.2%
Honeywell International, Inc.	5,602	$1,060,739

Insurance — 3.4%
Allstate Corp.	2,270	273,535
Marsh & McLennan Cos., Inc.	54,656	8,819,839
MetLife, Inc.	117,653	7,568,617
Travelers Cos., Inc.	36,637	5,922,005

		22,583,996

Interactive Media & Services(a) — 4.7%
Alphabet, Inc., Class A	127,866	13,837,658
Alphabet, Inc., Class C	98,504	10,751,712
Meta Platforms, Inc., Class A	39,427	6,423,841
Snap, Inc., Class A	59,859	651,266

		31,664,477

Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(a)	118,399	15,009,441
eBay, Inc.	92,543	4,083,923
MercadoLibre, Inc.(a)	708	605,595

		19,698,959

IT Services — 3.4%
Accenture PLC, Class A	22,335	6,442,754
Automatic Data Processing, Inc.	4,777	1,167,547
Cognizant Technology Solutions Corp., Class A	44,984	2,841,639
Gartner, Inc.(a)	2,110	602,025
Mastercard, Inc., Class A	6,611	2,144,410
PayPal Holdings, Inc.(a)	15,506	1,448,881
Visa, Inc., Class A	42,324	8,410,202

		23,057,458

Leisure Products — 0.0%
Mattel, Inc.(a)	2,575	56,959

Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	60,245	7,726,421
Danaher Corp.	7,818	2,110,156
IQVIA Holdings, Inc.(a)	1,163	247,324
Mettler-Toledo International, Inc.(a)	193	234,005
QIAGEN NV(a)	1,384	62,875
Syneos Health, Inc.(a)	583	35,044
Thermo Fisher Scientific, Inc.	7,008	3,821,603

		14,237,428

Machinery — 2.0%
Caterpillar, Inc.	4,970	918,009
Cummins, Inc.	11,556	2,488,816
Deere & Co.	7,585	2,770,421
Otis Worldwide Corp.	13,926	1,005,736
PACCAR, Inc.	2,578	225,601
Snap-on, Inc.	2,754	599,986
Timken Co.	33,246	2,094,166
Xylem, Inc.	38,604	3,516,824

		13,619,559

Media — 1.6%
Comcast Corp., Class A	82,522	2,986,471
Fox Corp., Class A	183,888	6,285,292
Fox Corp., Class B	2,619	82,813
News Corp., Class A	59,093	999,853
News Corp., Class B	7,940	136,886
Paramount Global, Class A	8,093	213,817
Paramount Global, Class B	13,978	326,945

		11,032,077

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.4%
Newmont Corp.	23,475	$970,926
Reliance Steel & Aluminum Co.	738	138,729
Steel Dynamics, Inc.	19,031	1,536,183

		2,645,838

Multiline Retail — 0.9%
Target Corp.	37,273	5,976,353

Multi-Utilities — 0.6%
Consolidated Edison, Inc.	38,276	3,741,096

Oil, Gas & Consumable Fuels — 4.1%
Chevron Corp.	71,441	11,291,965
EOG Resources, Inc.	33,060	4,010,178
EQT Corp.	19,601	936,928
Exxon Mobil Corp.	70,688	6,757,066
Marathon Oil Corp.	56,112	1,435,906
Ovintiv, Inc.	8,765	465,772
Range Resources Corp.(a)	17,443	573,177
Valero Energy Corp.	10,636	1,245,688
Williams Cos., Inc.	17,681	601,684

		27,318,364

Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	6,740	1,714,521

Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	89,754	6,050,317
Eli Lilly & Co.	16,103	4,850,707
Johnson & Johnson	82,456	13,303,451
Merck & Co., Inc.	70,296	6,000,466
Pfizer, Inc.	128,059	5,792,109

		35,997,050

Professional Services — 1.0%
Booz Allen Hamilton Holding Corp.	8,336	797,755
Jacobs Solutions, Inc.	5,950	741,251
KBR, Inc.	31,988	1,545,021
Leidos Holdings, Inc.	8,886	844,614
ManpowerGroup, Inc.	10,853	795,742
Robert Half International, Inc.	23,465	1,806,101

		6,530,484

Real Estate Management & Development(a) — 0.3%
CBRE Group, Inc., Class A	11,978	945,783
Jones Lang LaSalle, Inc.	4,745	820,885
Zillow Group, Inc., Class C	7,302	244,325

		2,010,993

Road & Rail — 1.2%
JB Hunt Transport Services, Inc.	1,363	237,189
Landstar System, Inc.	12,145	1,780,821
Lyft, Inc., Class A(a)	50,453	743,173
Ryder System, Inc.	8,375	640,185
Uber Technologies, Inc.(a)	169,979	4,888,596

		8,289,964

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.(a)	31,104	2,639,796
Analog Devices, Inc.	32,696	4,954,425
Applied Materials, Inc.	26,700	2,511,669
Cirrus Logic, Inc.(a)	2,363	181,218
Enphase Energy, Inc.(a)	1,670	478,355

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	176,378	$5,629,986
Lam Research Corp.	2,238	980,043
Marvell Technology, Inc.	7,166	335,512
NVIDIA Corp.	63,320	9,557,521
Qualcomm, Inc.	38,685	5,116,865
Semtech Corp.(a)	4,081	188,501
Silicon Laboratories, Inc.(a)	6,096	764,012

		33,337,903

Software — 10.8%
Adobe, Inc.(a)	16,773	6,263,709
Autodesk, Inc.(a)	10,974	2,213,895
Citrix Systems, Inc.	2,256	231,849
Crowdstrike Holdings, Inc., Class A(a)	5,147	939,894
DocuSign, Inc.(a)	12,453	725,014
Guidewire Software, Inc.(a)	1,957	140,336
HubSpot, Inc.(a)	656	221,098
Intuit, Inc.	3,005	1,297,499
Microsoft Corp.	162,115	42,388,209
Palo Alto Networks, Inc.(a)	2,719	1,513,966
RingCentral, Inc., Class A(a)	44,792	1,927,848
Salesforce, Inc.(a)	42,887	6,695,518
ServiceNow, Inc.(a)	9,425	4,096,293
Splunk, Inc.(a)	17,055	1,535,462
VMware, Inc., Class A	3,759	436,157
Workday, Inc., Class A(a)	4,389	722,254
Zscaler, Inc.(a)	4,912	782,187

		72,131,188

Specialty Retail — 2.0%
AutoNation, Inc.(a)	1,034	128,836
Best Buy Co., Inc.	33,789	2,388,544
Home Depot, Inc.	29,521	8,514,447
Lowe’s Cos., Inc.	11,911	2,312,402
Penske Automotive Group, Inc.	1,240	146,208
Ulta Beauty, Inc.(a)	364	152,833

		13,643,270

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	262,889	41,331,409
Dell Technologies, Inc., Class C	78,928	3,022,153
Hewlett Packard Enterprise Co.	216,457	2,943,815
HP, Inc.	99,665	2,861,382
NetApp, Inc.	15,565	1,122,704

		51,281,463

Textiles, Apparel & Luxury Goods — 0.3%
Carter’s, Inc.	3,185	235,212
Lululemon Athletica, Inc.(a)	3,266	979,670
Under Armour, Inc., Class A(a)	76,914	647,616

		1,862,498

Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply, Inc.(a)(b)	8,129	1,017,426
United Rentals, Inc.(a)	252	73,594
W.W.Grainger, Inc.	2,593	1,438,959

		2,529,979

3

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.0%
U.S. Cellular Corp.(a)	8,076	$230,893

Total Long-Term Investments — 99.0% (Cost: $666,310,518)		663,647,576

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%(c)(d)	4,954,692	4,954,692
SL Liquidity Series, LLC, Money Market Series, 2.47%(c)(d)(e)	726,248	726,320

Total Short-Term Securities — 0.9% (Cost: $5,680,794)		5,681,012

Total Investments — 99.9% (Cost: $671,991,312)		669,328,588

Other Assets Less Liabilities — 0.1%		882,092

Net Assets — 100.0%		$670,210,680

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,540,763	$—		$(3,586,071	)(a)	$—	$—	$4,954,692	4,954,692	$18,863		$—
SL Liquidity Series, LLC, Money Market Series	413,838	312,302	(a)	—		(10)	190	726,320	726,248	628	(b)	—

						$(10)	$190	$5,681,012		$19,491		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	28	09/16/22	$5,539	$(294,022)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) August 31, 2022	BlackRock Sustainable Advantage Large Cap Core Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$663,647,576	$—	$—	$663,647,576
Short-Term Securities
Money Market Funds	4,954,692	—	—	4,954,692

	$668,602,268	$—	$—	668,602,268

Investments Valued at NAV(a)				726,320

				$669,328,588

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(294,022)	$—	$—	$(294,022)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

S&P	Standard & Poor’s

5